OTHER INCOME (EXPENSE), NET (Details Textual) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Gain (Loss) On Sale Of Property Plant Equipment	(0.4)	0.6
Powell River Energy Inc [Member]
Gain (Loss) On Sale Of Property Plant Equipment		0.3
Gain (Loss) on Disposition of Stock in Subsidiary		5.3
Elk Falls Mill [Member]
Gain (Loss) On Sale Of Property Plant Equipment		3.1